Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest income	$ 24,886	$ 17,207
Other income	160	124
Interest expense	6,997	3,534
Loss before income tax and before undistributed subsidiary income	5,330	3,461
Tax effect	1,057	2,115
Net income	4,273	1,346
Comprehensive income	4,247	1,297
Parent Company [Member]
Interest income		4
Other income	95	48
Interest expense	604	212
Other expense	877	815
Loss before income tax and before undistributed subsidiary income	(1,386)	(975)
Tax effect	290	330
Loss after income tax and before undistributed subsidiary income	(1,096)	(645)
Equity in undistributed subsidiary income	5,369	1,991
Net income	4,273	1,346
Comprehensive income	$ 4,247	$ 1,297